Segment Reporting - Schedule of Revenue and Property, Plant and Equipment by Geography (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 14,751	$ 10,656
Property, plant and equipment net of accumulated depreciation	2,181		$ 782
France
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	140	94
Property, plant and equipment net of accumulated depreciation	2,181		$ 782
Rest of EMEA
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	4,281	1,959
North America
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	8,374	6,937
Asia Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	1,956	1,616
Latin America
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales		$ 50